GNMA & US GOVERNMENT TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount		Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 10.80% of net assets applicable to common shareholders, total cost of $4,761,000
$217,000	B	Puerto Rico Sales Tax	4.50%	07/01/34	$217,004
109,000	B	Puerto Rico Sales Tax	4.55%	07/01/40	109,040
805,000	B	Puerto Rico Sales Tax	4.75%	07/01/53	758,764
2,035,000	B	Puerto Rico Sales Tax	5.00%	07/01/58	1,959,206
1,114,000	B	Puerto Rico Sales Tax	4.33%	07/01/40	1,089,919
34,000	B	Puerto Rico Sales Tax	4.54%	07/01/53	30,797
447,000	B	Puerto Rico Sales Tax	4.78%	07/01/58	417,334

$4,761,000					$4,582,064

Puerto Rico Agencies Zero Coupons Bonds - 5.37% of net assets applicable to common shareholder, total cost of $2,240,928
$150,000	C	Puerto Rico Sales Tax	0.00%	07/01/27	$142,537
204,000	C	Puerto Rico Sales Tax	0.00%	07/01/29	181,192
263,000	C	Puerto Rico Sales Tax	0.00%	07/01/31	216,073
296,000	C	Puerto Rico Sales Tax	0.00%	07/01/33	224,144
2,817,000	C	Puerto Rico Sales Tax	0.00%	07/01/46	940,934
2,294,000	C	Puerto Rico Sales Tax	0.00%	07/01/51	573,876

$6,024,000					$2,278,755

Principal Outstanding Amount
Puerto Rico GNMA Exempt - 47.87% of net assets applicable to common shareholders, total cost of $19,896,951
$38,203		GNMA Pool 445572	6.50%	05/15/27	$38,796
39,613		GNMA Pool 445574	6.50%	06/15/27	40,228
38,110		GNMA Pool 449313	6.50%	06/15/27	38,702
33,795		GNMA Pool 449314	6.50%	06/15/27	34,320
36,735		GNMA Pool 449327	6.50%	07/15/27	37,306
45,276		GNMA Pool 449334	6.50%	07/15/27	45,979
45,129		GNMA Pool 449335	6.50%	07/15/27	45,830
41,189		GNMA Pool 449336	6.50%	07/15/27	41,829
38,835		GNMA Pool 449337	6.50%	08/15/27	39,438
33,289		GNMA Pool 449341	6.50%	08/15/27	33,806
26,226		GNMA Pool 449352	6.50%	08/15/27	26,633
29,670		GNMA Pool 449365	6.50%	04/15/27	30,131
34,791		GNMA Pool 456321	6.50%	02/15/28	35,331
72,114		GNMA Pool 456391	6.50%	02/15/28	73,234
37,055		GNMA Pool 456382	6.50%	04/15/28	37,631
42,443		GNMA Pool 456398	6.50%	04/15/28	43,102
38,413		GNMA Pool 469501	6.50%	03/15/28	39,010
36,076		GNMA Pool 469524	6.50%	04/15/28	36,636
42,747		GNMA Pool 469527	6.50%	04/15/28	43,411
40,221		GNMA Pool 469532	6.50%	04/15/28	40,846
44,693		GNMA Pool 469540	6.50%	05/15/28	45,387
35,861		GNMA Pool 469544	6.50%	05/15/28	36,418
37,819		GNMA Pool 469575	6.50%	07/15/28	38,406
47,022		GNMA Pool 469579	6.50%	07/15/28	47,752
38,447		GNMA Pool 476738	6.50%	07/15/28	39,044
49,897		GNMA Pool 476753	6.50%	08/15/28	50,672
26,834		GNMA Pool 476776	6.50%	10/15/28	27,251
37,565		GNMA Pool 476777	6.50%	10/15/28	38,149
58,900		GNMA Pool 476778	6.50%	09/15/28	59,815
69,083		GNMA Pool 494895	6.50%	03/15/29	70,156
38,345		GNMA Pool 494925	6.00%	03/15/29	38,893
56,332		GNMA Pool 494926	6.50%	01/15/29	57,207
33,567		GNMA Pool 494927	6.50%	01/15/29	34,088
39,856		GNMA Pool 494928	6.50%	12/15/28	40,475
38,454		GNMA Pool 494929	6.50%	01/15/29	39,051
43,476		GNMA Pool 494930	6.50%	01/15/29	44,151
85,292		GNMA Pool 494941	6.50%	01/15/29	86,617
81,159		GNMA Pool 494973	6.50%	03/15/29	82,420
37,515		GNMA Pool 448265	7.00%	04/15/27	37,488
42,294		GNMA Pool 449348	7.00%	08/15/27	42,264
41,034		GNMA Pool 453513	7.00%	08/15/27	41,005
33,817		GNMA Pool 453523	7.00%	08/15/27	33,793
25,000		GNMA Pool 453523	7.00%	07/15/27	24,982
33,091		GNMA Pool 426805	7.50%	08/15/26	32,530
40,761		GNMA Pool 298996	7.00%	09/15/27	40,732
48,046		GNMA Pool 425520	7.00%	01/15/26	48,012
49,296		GNMA Pool 425579	6.50%	06/15/26	50,062
45,943		GNMA Pool 449346	7.00%	08/15/27	45,910
42,244		GNMA Pool 449347	7.00%	08/15/27	42,214
39,070		GNMA Pool 453516	7.00%	08/15/27	39,042
36,419		GNMA Pool 453519	7.00%	08/15/27	36,393
45,895		GNMA Pool 494987	7.00%	03/15/29	45,862
47,500		GNMA Pool 494993	6.50%	03/15/29	48,238
64,019		GNMA Pool 495000	6.50%	03/15/29	65,013
73,376		GNMA Pool 495006	6.50%	03/15/29	74,516
37,943		GNMA Pool 495010	6.50%	04/15/29	38,532
44,276		GNMA Pool 495029	6.50%	05/15/29	44,964
31,404		GNMA Pool 495080	6.00%	09/15/29	31,853
49,576		GNMA Pool 508627	6.50%	09/15/28	50,346
45,444		GNMA Pool 528542	7.00%	12/15/30	45,411
69,918		GNMA Pool 530802	6.00%	01/15/33	70,917
69,035		GNMA Pool 530807	6.00%	02/15/33	70,021
122,027		GNMA Pool 553952	6.00%	10/15/31	123,770
246,449		GNMA Pool 553984	6.00%	06/15/31	249,969

PUERTO RICO GNMA & U.S. GOVERNMENT TARGET MATURITY FUND, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Principal Outstanding Amount	Issuer	Coupon	Maturity Date	Value
Puerto Rico GNMA Exempt - 47.87% of net assets applicable to common shareholders, total cost of $19,896,951 (continued)
$75,406	GNMA Pool 553986	6.00%	11/15/31	$76,483
96,771	GNMA Pool 544111	6.00%	03/15/33	98,153
4243,683	GNMA Pool 568334	6.00%	08/15/32	247,164
102,226	GNMA Pool 607348	6.00%	06/15/33	103,686
438,463	GNMA Pool 607388	6.00%	06/15/33	451,970
295,817	GNMA Pool 607389	6.00%	08/15/33	300,042
150,484	GNMA Pool 607462	6.00%	12/15/33	152,634
424,160	GNMA Pool 607512	6.00%	05/15/34	437,226
292,304	GNMA Pool 678422	5.00%	04/15/38	291,364
331,126	GNMA Pool 681553	5.50%	09/15/38	333,786
47,101	GNMA Pool 688685	5.00%	05/15/38	46,950
220,883	GNMA Pool 688686	5.00%	05/15/38	220,173
293,943	GNMA Pool 702941	5.50%	11/15/38	296,305
122,428	GNMA Pool 702953	5.50%	12/15/38	123,412
195,724	GNMA Pool 702980	5.50%	02/15/39	197,296
41,410	GNMA Pool 426829	6.50%	05/15/27	42,053
40,707	GNMA Pool 448296	6.50%	06/15/27	41,339
40,511	GNMA Pool 449319	6.50%	07/15/27	41,140
36,038	GNMA Pool 451279	6.50%	07/15/27	36,598
32,377	GNMA Pool 451283	6.50%	07/15/27	32,880
45,748	GNMA Pool 451295	6.50%	08/15/27	46,459
35,552	GNMA Pool 451301	6.50%	08/15/27	36,104
34,431	GNMA Pool 453704	6.50%	10/15/27	34,966
46,036	GNMA Pool 460530	6.50%	01/15/28	46,751
36,004	GNMA Pool 460594	6.50%	04/15/28	36,563
29,383	GNMA Pool 471909	6.50%	04/15/28	29,839
40,103	GNMA Pool 471914	6.50%	05/15/28	40,726
31,740	GNMA Pool 471933	6.50%	06/15/28	32,233
44,106	GNMA Pool 471940	6.50%	06/15/28	44,791
43,329	GNMA Pool 471982	6.50%	08/15/28	44,002
70,381	GNMA Pool 487279	6.50%	09/15/28	71,474
29,316	GNMA Pool 487280	6.50%	09/15/28	29,771
34,526	GNMA Pool 487309	6.50%	10/15/28	35,062
47,448	GNMA Pool 487316	6.50%	10/15/28	48,185
36,798	GNMA Pool 487342	6.50%	12/15/28	37,370
136,698	GNMA Pool 487351	6.00%	07/15/31	143,644
33,629	GNMA Pool 487373	6.50%	01/15/29	34,151
49,094	GNMA Pool 487392	6.50%	02/15/29	49,857
53,923	GNMA Pool 487395	6.00%	02/15/29	54,693
146,369	GNMA Pool 487396	6.00%	08/15/31	153,138
28,665	GNMA Pool 487425	6.00%	03/15/29	29,074
43,595	GNMA Pool 487426	6.50%	03/15/29	44,272
59,944	GNMA Pool 487429	6.50%	03/15/29	60,875
42,717	GNMA Pool 487450	6.50%	04/15/29	43,381
60,835	GNMA Pool 487455	6.00%	07/15/31	62,193
40,934	GNMA Pool 487479	6.50%	05/15/29	41,570
42,482	GNMA Pool 487482	6.00%	05/15/29	43,089
38,167	GNMA Pool 487512	6.50%	06/15/29	38,760
58,774	GNMA Pool 487535	6.00%	06/15/29	59,614
45,468	GNMA Pool 487539	6.00%	07/15/29	46,117
44,883	GNMA Pool 487540	6.00%	07/15/29	45,524
133,761	GNMA Pool 487561	6.00%	06/15/29	137,974
71,638	GNMA Pool 500634	6.50%	07/15/29	72,751
42,389	GNMA Pool 500652	6.50%	08/15/29	43,047
41,634	GNMA Pool 509177	6.50%	02/15/32	42,281
121,317	GNMA Pool 509178	6.00%	07/15/31	126,826
145,959	GNMA Pool 509180	6.00%	08/15/31	148,913
63,268	GNMA Pool 509191	6.00%	09/15/29	64,172
34,564	GNMA Pool 509215	6.50%	09/15/29	35,101
32,891	GNMA Pool 509225	6.50%	12/15/29	33,402
155,873	GNMA Pool 509249	6.00%	08/15/29	160,928
29,869	GNMA Pool 509252	6.50%	11/15/29	30,333
43,168	GNMA Pool 509253	6.00%	11/15/29	43,785
33,693	GNMA Pool 509264	6.50%	12/15/29	34,216
268,095	GNMA Pool 515276	6.00%	10/15/29	275,915
43,183	GNMA Pool 515286	6.50%	10/15/29	43,854
64,414	GNMA Pool 515287	6.50%	09/15/29	65,415
206,108	GNMA Pool 515303	6.00%	01/15/30	213,142
55,170	GNMA Pool 515325	6.00%	03/15/30	55,958
160,296	GNMA Pool 515345	6.00%	01/15/30	162,843
155,645	GNMA Pool 515346	6.00%	01/15/30	158,176
47,617	GNMA Pool 515352	6.50%	04/15/30	48,357
34,088	GNMA Pool 515354	6.50%	04/15/30	34,618
42,370	GNMA Pool 515402	6.00%	06/15/30	42,975
69,461	GNMA Pool 515426	6.50%	07/15/30	70,540
53,215	GNMA Pool 515427	6.50%	06/15/30	54,042
302,022	GNMA Pool 515470	6.00%	08/15/30	312,378
374,492	GNMA Pool 515471	6.00%	09/15/30	385,467
88,620	GNMA Pool 515492	6.50%	10/15/30	89,997
691,646	GNMA Pool 515496	6.00%	09/15/30	711,497
61,079	GNMA Pool 515518	6.50%	11/15/30	62,028
217,205	GNMA Pool 529771	6.00%	11/15/30	224,926
214,697	GNMA Pool 529772	6.00%	11/15/30	223,230
238,359	GNMA Pool 529773	6.00%	11/15/30	247,551

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Principal Outstanding Amount		Issuer	Coupon	Maturity Date	Value
Puerto Rico GNMA Exempt - 47.87% of net assets applicable to common shareholders, total cost of $19,896,951 (concluded)
$160,423		GNMA Pool 529774	6.00%	11/15/30	$166,400
150,765		GNMA Pool 529820	6.00%	01/15/31	157,278
154,344		GNMA Pool 529821	6.00%	12/15/30	161,957
111,434		GNMA Pool 529822	6.00%	01/15/31	116,023
96,442		GNMA Pool 529823	6.00%	01/15/31	100,431
42,252		GNMA Pool 529875	6.50%	04/15/31	42,908
123,467		GNMA Pool 529931	6.50%	05/15/31	127,639
95,483		GNMA Pool 529932	6.00%	04/15/31	100,337
42,814		GNMA Pool 556228	6.50%	09/15/31	43,479
260,970		GNMA Pool 556266	6.50%	09/15/31	265,024
205,077		GNMA Pool 556285	6.50%	10/15/31	208,263
341,742		GNMA Pool 556286	6.50%	10/15/31	347,051
86,067		GNMA Pool 559298	6.50%	12/15/31	87,404
285,639		GNMA Pool 556322	6.50%	12/15/31	290,076
355,489		GNMA Pool 572028	6.00%	02/15/33	360,567
140,007		GNMA Pool 572043	6.00%	05/15/33	142,007
343,053		GNMA Pool 572048	6.00%	06/15/33	347,953
196,189		GNMA Pool 572063	6.00%	09/15/33	198,991
144,543		GNMA Pool 583198	6.00%	03/15/32	146,608
61,414		GNMA Pool 583262	6.00%	06/15/32	62,291
585,907		GNMA Pool 593715	6.00%	05/15/33	603,956
417,703		GNMA Pool 593717	6.00%	07/15/33	430,570
566,089		GNMA Pool 593733	6.00%	07/15/33	583,527
26,764		GNMA Pool 470912	6.50%	03/15/28	27,180
29,754		GNMA Pool 470937	6.50%	06/15/28	30,216
415,642		GNMA Pool 572104	6.00%	04/15/34	428,446
160,610		GNMA Pool 593682	6.00%	04/15/33	162,904
254,248		GNMA Pool 593693	6.00%	06/15/33	257,880
90,551		GNMA Pool 593759	5.50%	11/15/33	91,278
451,812		GNMA Pool 593760	6.00%	08/15/33	465,730
138,821		GNMA Pool 593777	5.50%	12/15/33	139,936
259,461		GNMA Pool 593778	6.00%	11/15/33	263,167
597,574		GNMA Pool 593789	6.00%	11/15/33	615,982

$19,896,922	A				$20,316,993

Puerto Rico GNMA Taxable - 3.16% of net assets applicable to common shareholders, total cost of $1,280,750
$170,726		GNMA Pool 572102	6.00%	04/15/34	$180,350
107,897		GNMA Pool 572112	6.00%	06/15/34	113,414
189,038		GNMA Pool 592864	6.00%	01/15/36	199,050
9,967		GNMA Pool 647682	6.00%	06/15/37	10,069
63,196		GNMA Pool 669726	5.50%	05/15/37	66,038
53,262		GNMA Pool 669729	6.00%	05/15/37	55,492
207,618		GNMA Pool 670312	5.50%	05/15/37	216,950
83,772		GNMA Pool 678511	6.00%	11/15/37	87,297
132,730		GNMA Pool 681588	6.00%	10/15/38	139,772
44,045		GNMA Pool 681589	6.00%	10/15/38	45,900
44,454		GNMA Pool 631037	5.50%	12/15/34	46,225
174,044		GNMA Pool 678523	6.00%	12/15/37	183,264

$1,280,750	A				$1,343,821

US Government, Agency, and Instrumentalities - 31.78% of net assets applicable to common shareholders, total cost of $15,000,000
$10,000,000		Federal Home Loan Bank	1.50%	07/20/32	$8,503,800
5,000,000		Federal Farm Credit Bank	4.90%	06/29/32	4,983,955

$15,000,000					$13,487,755

Total investments (98.98% of net assets applicable to common shareholders)					$42,009,389
Other Assets and Liabilities, net (1.02% of net assets applicable to common shareholders)					432,725

Net assets applicable to common shareholders - 100%					$42,442,114

A

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

B

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

C	Issued with a zero coupon. Income is recognized through the accretion of discount.